Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 10,527
ineffectiveness	226
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	3,970	(1,029)
Amount of (Gain) or Loss Recognized in Income on Derivatives	4,272	3,158
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(4,913)	6,916
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	8,883	(7,945)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,608	(19,155)
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives		2,562
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	1,006	200
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	3,066	5,559
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(7,261)	396
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (1,458)	$ (24,714)